INCOME TAXES	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	NOTE 8: INCOME TAXES The Company had a tax expense of $7,785 and $4,919 for the six months ended June 30, 2023 and 2022, respectively.